Subsequent events (Details) - USD ($) $ in Millions		1 Months Ended		5 Months Ended	12 Months Ended
	Apr. 03, 2020	Apr. 30, 2020	Mar. 31, 2020	Jun. 12, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Subsequent Event [Line Items]
Repayments of long term debt					$ 192.6	$ 296.4	$ 215.0
Subsequent Event | Drilling rigs
Subsequent Event [Line Items]
Impairment expense				$ 922.9
Subsequent Event | T-15 | Secured Debt | Seadrill Limited | Tender Rig Facility
Subsequent Event [Line Items]
Repayments of long term debt	$ 15.9	$ 15.9	$ 2.7